Land Use Right - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Operating Leased Assets [Line Items]
Amortization of land use right	¥ 1,920,910	$ 296,537	¥ 1,920,911	¥ 1,920,909